Shareholder Report, Average Annual Return (Details)	12 Months Ended	32 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
C000244754
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Brookstone Active ETF
C000244755
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Brookstone Dividend Stock ETF
C000244756
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Brookstone Growth Stock ETF
C000244757
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Brookstone Intermediate Bond ETF
C000244758
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Brookstone Opportunities ETF
C000244759
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Brookstone Ultra-Short Bond ETF
C000244760
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Brookstone Value Stock ETF
C000244761
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Brookstone Yield ETF
Without Sales Load [Member] | C000244754
Average Annual Return [Line Items]
Average Annual Return, Percent	21.39%	17.18%
Without Sales Load [Member] | C000244755
Average Annual Return [Line Items]
Average Annual Return, Percent	7.80%	13.90%
Without Sales Load [Member] | C000244756
Average Annual Return [Line Items]
Average Annual Return, Percent	27.73%		24.19%
Without Sales Load [Member] | C000244757
Average Annual Return [Line Items]
Average Annual Return, Percent	2.69%		4.26%
Without Sales Load [Member] | C000244758
Average Annual Return [Line Items]
Average Annual Return, Percent	14.88%	14.39%
Without Sales Load [Member] | C000244759
Average Annual Return [Line Items]
Average Annual Return, Percent	2.97%		3.63%
Without Sales Load [Member] | C000244760
Average Annual Return [Line Items]
Average Annual Return, Percent	16.47%		16.36%
Without Sales Load [Member] | C000244761
Average Annual Return [Line Items]
Average Annual Return, Percent	11.56%	11.60%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Dow Jones U.S. Select Dividend Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones US Select Dividend Index
Average Annual Return, Percent	23.01%	19.17%
DJ Industrial Average - Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.13%		5.79%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	29.78%	25.52%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
DJ Industrial Average - Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Average Annual Return, Percent	22.71%		18.94%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Average Annual Return, Percent	18.08%	15.28%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	29.78%	25.52%
S&P 500 Growth TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	36.07%		31.86%
Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Average Annual Return, Percent	18.08%	15.28%
Bloomberg U.S. Treasury Bills: 1-3 Months
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bills: 1-3 Months
Average Annual Return, Percent	4.01%		4.70%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	22.70%		18.10%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.13%	5.95%